Obligations under Finance Leases - Future Payments under Finance Leases (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments	[1]		¥ 72,221
Current finance lease liabilities		¥ 0	(9,555)	[1]
Non-current finance lease liabilities		¥ 0	62,666	[1]
Total minimum lease payments			82,765
Interest			10,544
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments			9,555
Total minimum lease payments			12,062
Interest			2,507
After 1 year but within 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments			9,572
Total minimum lease payments			11,738
Interest			2,166
After 2 years but within 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments			32,285
Total minimum lease payments			36,765
Interest			4,480
After 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of the minimum lease payments			20,809
Total minimum lease payments			22,200
Interest			¥ 1,391

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).